EQUITY-ACCOUNTED INVESTMENTS (Details - Summary Information) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [line items]
Current assets	$ 477	$ 45
Property, plant and equipment, at fair value	8,098	864
Other assets	213	70
Current liabilities	687	42
Long-term debt	4,294	463
Other liabilities	958	71
Revenue	310	74	$ 89
Net (loss) income	(24)	0	19
Share of net income (loss): Cash Earnings	57	21	26
Share of net income (loss): Non-cash loss	$ (33)	$ (9)	$ (10)